Note 3 - Investment in Westamerica Bancorporation Common Stock	12 Months Ended
Dec. 31, 2025
EBP 94-2156203 002 [Member]
Notes to Financial Statements
EBP, Investments in Employer Securities [Text Block]
3.	INVESTMENT IN WESTAMERICA BANCORPORATION COMMON STOCK

The Plan's investments at December 31, 2025 and 2024 in Westamerica Bancorporation common stock are as follows:

	2025	2024

Number of shares	282,987	289,057

Cost	$13,113,933	$13,364,031

Fair value	$13,535,278	$15,163,919

Concentrations of Investments

The Westamerica Common Stock Fund represents 20% and 24% of total investments of the Plan at December 31, 2025 and 2024, respectively. A significant decline in the market value of the Company's stock would have a materially adverse effect on the Plan's net assets available for benefits.